Capital and financial risk management - Capital management (Details) € in Millions, Option in Millions	Mar. 31, 2023 EUR (€) Option	Mar. 31, 2022 EUR (€) Option	Mar. 31, 2021 EUR (€) Option	Mar. 31, 2020 EUR (€) Option
Fair value of financial instruments
Borrowings	€ 66,390	€ 70,092
Cash and cash equivalents	(11,705)	(7,496)
Derivative financial instruments included in trade and other receivables	(6,124)	(4,626)
Derivative financial instruments included in trade and other payables	1,422	1,672
Short-term investments	(4,305)	(4,795)
Collateral assets	(239)	(698)
Financial liabilities under put option arrangements	485	494
Equity	64,483	57,073	€ 57,768	€ 62,625
Capital	€ 110,407	€ 111,716
Number of share options outstanding in share-based payment arrangement | Option	62	61	62	53
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Fair value of financial instruments
Equity		€ 96	€ (48)
Capital		€ 96
Mandatory convertible bonds
Fair value of financial instruments
Number of share options outstanding in share-based payment arrangement | Option		1,452